N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06153

Integrity Managed Portfolios

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: July 31

Date of reporting period: January 31, 2011

Item 1. REPORTS TO STOCKHOLDERS.

[Logo]

INTEGRITY MANAGED PORTFOLIOS

Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Semi-Annual Report
January 31, 2011

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund (each a "Fund", and collectively the "Funds") for the six months ended January 31, 2011. The Funds' portfolio and related financial statements are presented within for your review.

What can be described as a typically quiet municipal bond market in the early part of the period was thrown into turmoil resulting in a sell-off reminiscent of 2008 in the later part of the period. The main factors contributing to the sell-off were rising U.S. Treasury rates, a surge in supply amid uncertainty about a popular bond subsidy program and criticism in the media regarding the creditworthiness of municipal bonds.

While the overall U.S. economy grew, it did so very slowly and municipal government revenues barely grew. As a result, there were still more rating downgrades than upgrades throughout the period and states and municipalities had, once again, to painfully lower expenses and raise revenue through taxes and fees. While coming budgets for many states and municipalities will again be painful, we are also seeing improvements in revenues which over time will ease their burdens.

As mentioned earlier, the first part of the period experienced strong demand for municipals despite the European crisis, media concerns over municipal creditworthiness and rising U.S. Treasury rates. Then came what can be described as a "municipal flash crash." With the Federal Reserve announcing its intention to purchase up to $600 billion in Treasury bonds in the open market to keep interest rates low and stimulate economic growth, many believed it was laying the groundwork for rising inflation in the future thus causing rates to rise all across the yield curve during the period.

Next came the November elections with the mood of voters shifting toward a smaller and more effective government with little to no tax increases. Following the elections the popular Build America Bond ("BAB") program was allowed to expire (on December 31st) after being excluded from the extension of various other tax breaks. These bonds had become popular with local governments because they lowered borrowing costs that were federally subsidized as part of the Obama administration's efforts to reinvigorate a weak economy. Cities and states borrowed more than $165 billion since the program began in April 2009. As it wasn't clear whether there would be an extension of the BAB program, local governments eager to lock in the subsidy hit the market with billions of bonds in the final months of 2010. That high supply coupled with rising Treasury rates drove prices down and yields up in the municipal market as a whole.

Finally, an episode of "60 Minutes" aired in which a prominent banking analyst predicted the U.S. could see 50 to 100 sizable municipal defaults in 2011 amounting to hundreds of billions of dollars worth of defaults. This was the icing on the cake as municipal prices plummeted during the period at a rate similar to that of the financial crisis of 2008.

While we believe the coming budget cycle for many states and municipalities will once again be challenging, we are seeing a number of positives for the municipal market. The most recent Rockefeller Institute findings for fourth quarter tax revenues found increases in all but 5 of 41 reporting states, with an average gain of 6.9% year-over-year. Additionally, an increasing number of states are projected to have balanced budgets for the upcoming fiscal year. This stability is only possible because of actions taken to close budget gaps, as 46 states have cut spending and more than 30 states have raised tax rates and/or increased fees. Municipalities are even turning to creative funding alternatives, such as privatization of assets and new types of fee income to improve their budgets. To suggest we will see 50 to 100 municipal defaults worth hundreds of billions of dollars seems unlikely since all of the top 50 to 100 municipalities in total do not have "hundreds of billions of dollars" of debt outstanding. In fact, municipalities account for the second largest categorical contribution to GDP, after the consumer. Low leverage balanced budget requirements, sovereign taxing authority, series maturities and restrictions on bankruptcy filings all offer varying degrees of protection for investors. Finally, a ratings study conducted by Moody's shows a .06% default rate on investment grade municipals for the period from 1970-2009.

The Kansas Municipal Fund began the period at $10.70 per share and ended the period at $10.25 per share for a total return of -2.53%*. This compares to the Barclays Capital Municipal Index's return of -2.86%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Hays Medical Center, 5.00% coupon, due 2035; Manhattan Sales Tax Rev, 5.00% coupon, due 2032; and Olathe Medical Center, 5.00% coupon, due 2030.

The Kansas Insured Intermediate Fund began the period at $11.29 per share and ended the period at $10.85 per share for a total return of -2.44%*. This compares to the Barclays Capital Municipal 7-Year Bond Index's return of -1.00%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Franklin County USD #290, 4.00% coupon, due 2016; Kansas State Projects, 4.375% coupon, due 2018; and Sedgwick County USD #261, 5.00% coupon, due 2021.

The Nebraska Municipal Fund began the period at $10.22 per share and ended the period at $9.78 per share for a total return of -2.65%*. This compares to the Barclays Capital Municipal Index's return of -2.86%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Douglas County Educational Facilities (Creighton University) 5.875% coupon, due 2040; Lincoln Parking Rev, 5.50% coupon, due 2031; and Methodist Health Hospital, 5.50% coupon, due 2038.

The Oklahoma Municipal Fund began the period at $11.19 per share and ended the period at $10.73 per share for a total return of -2.39%*. This compares to the Barclays Capital Municipal Index's return of -2.86%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Glenpool Utility Rev, 5.10% coupon, due 2035; Grand River Dam Authority, 5.25% coupon, due 2040; and Oklahoma City Water Utility, 5.00% coupon, due 2031.

The Maine Municipal Fund began the period at $10.85 per share and ended the period at $10.31 per share for a total return of -3.45%*. This compares to the Barclays Capital Municipal Index's return of -2.86%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: Lower Kennebec Schools, 5.00% coupon, due 2026; Maine Health & Higher Education (Bowdoin College), 5.125% coupon, due 2039; and Maine Housing Authority, 5.00% coupon, due 2024.

The New Hampshire Municipal Fund began the period at $10.73 per share and ended the period at $10.37 per share for a total return of -1.79%*. This compares to the Barclays Capital Municipal Index's return of -2.86%. A primary function of the Fund is to search the primary and secondary markets for high quality issues for the Fund. Some recent purchases during the period include: New Hampshire Health & Higher Education (Dartmouth College), 5.00% coupon, due 2028; New Hampshire Health & Higher Education (Southern Medical Center), 5.25% coupon, due 2023; and New Hampshire Housing Authority, 5.00% coupon, due 2030.

Income exempt from federal income taxes and each Fund's respective state tax (interest and dividend tax with respect to New Hampshire) with preservation of capital remains the primary objective of the Funds.

If you would like more frequent updates, please visit the Funds' website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery

Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Kansas Municipal Fund, Kansas Insured Intermediate Fund, Nebraska Municipal Fund, Oklahoma Municipal Fund, Maine Municipal Fund, and New Hampshire Municipal Fund, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.33%, 1.21%, 1.37%, 1.36%, 1.47%, and 2.48%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.07%, 0.75%, 1.07%, 1.07%, 1.07%, and 1.07%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider each Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because each Fund invests in securities of a single state, the Funds are more susceptible to factors adversely impacting the respective state securities more so than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the each Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

KANSAS MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Kansas Municipal Fund without Sales Charge	Kansas Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,578	$10,000
7/31/01	$10,813	$10,357	$11,009
7/31/02	$11,189	$10,717	$11,748
7/31/03	$11,106	$10,637	$12,170
7/30/04	$11,296	$10,819	$12,874
7/29/05	$11,320	$10,843	$13,693
7/31/06	$11,817	$11,318	$14,043
7/31/07	$12,178	$11,664	$14,642
7/31/08	$12,531	$12,003	$15,058
7/31/09	$13,040	$12,490	$15,827
7/30/10	$13,838	$13,254	$17,277
1/31/11	$13,488	$12,919	$16,783

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (November 15, 1990)
Without sales charge	0.05%	2.14%	3.01%	2.51%	4.26%
With sales charge (4.25%)	-4.19%	0.66%	2.12%	2.06%	4.04%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS INSURED INTERMEDIATE FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Seven-Year Maturity Bond Index

	Kansas Insured Intermediate Fund without Sales Charge	Kansas Insured Intermediate Fund with Maximum Sales Charge	Barclays Capital Municipal Seven-Year Maturity Bond Index
7/31/00	$10,000	$9,725	$10,000
7/31/01	$10,673	$10,380	$10,918
7/31/02	$11,112	$10,807	$11,696
7/31/03	$11,253	$10,944	$12,147
7/30/04	$11,513	$11,197	$12,699
7/29/05	$11,427	$11,113	$13,202
7/31/06	$11,891	$11,565	$13,486
7/31/07	$12,288	$11,951	$14,016
7/31/08	$12,856	$12,503	$14,833
7/31/09	$13,527	$13,155	$16,021
7/30/10	$14,238	$13,847	$17,241
1/31/11	$13,891	$13,509	$17,069

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (November 23, 1992)
Without sales charge	0.42%	2.83%	3.70%	2.98%	3.81%
With sales charge (2.75%)	-2.39%	1.89%	3.12%	2.69%	3.65%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEBRASKA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Nebraska Municipal Fund without Sales Charge	Nebraska Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,571	$10,000
7/31/01	$11,002	$10,530	$11,009
7/31/02	$11,449	$10,958	$11,748
7/31/03	$11,356	$10,869	$12,170
7/30/04	$11,764	$11,259	$12,874
7/29/05	$11,742	$11,238	$13,693
7/31/06	$12,317	$11,789	$14,043
7/31/07	$12,707	$12,162	$14,642
7/31/08	$13,061	$12,501	$15,058
7/31/09	$13,545	$12,964	$15,827
7/30/10	$14,309	$13,695	$17,277
1/31/11	$13,930	$13,332	$16,783

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (November 17, 1993)
Without sales charge	0.12%	1.80%	3.09%	2.76%	3.58%
With sales charge (4.25%)	-4.15%	0.33%	2.20%	2.32%	3.32%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

OKLAHOMA MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Oklahoma Municipal Fund without Sales Charge	Oklahoma Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,573	$10,000
7/31/01	$10,978	$10,509	$11,009
7/31/02	$11,577	$11,082	$11,748
7/31/03	$11,609	$11,113	$12,170
7/30/04	$12,034	$11,521	$12,874
7/29/05	$12,397	$11,868	$13,693
7/31/06	$12,942	$12,390	$14,043
7/31/07	$13,343	$12,774	$14,642
7/31/08	$13,478	$12,902	$15,058
7/31/09	$14,055	$13,455	$15,827
7/30/10	$15,125	$14,479	$17,277
1/31/11	$14,764	$14,134	$16,783

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (September 25, 1996)
Without sales charge	1.14%	2.25%	3.27%	3.40%	3.86%
With sales charge (4.25%)	-3.18%	0.77%	2.37%	2.96%	3.55%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

MAINE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Maine Municipal Fund without Sales Charge	Maine Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,571	$10,000
7/31/01	$10,793	$10,330	$11,009
7/31/02	$11,351	$10,864	$11,748
7/31/03	$11,604	$11,107	$12,170
7/30/04	$12,063	$11,545	$12,874
7/29/05	$11,973	$11,460	$13,693
7/31/06	$12,466	$11,932	$14,043
7/31/07	$12,827	$12,277	$14,642
7/31/08	$13,266	$12,697	$15,058
7/31/09	$13,959	$13,360	$15,827
7/30/10	$14,725	$14,094	$17,277
1/31/11	$14,218	$13,608	$16,783

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (December 5, 1991)
Without sales charge	-0.78%	1.90%	3.35%	3.06%	4.52%
With sales charge (4.25%)	-5.03%	0.43%	2.46%	2.62%	4.29%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

NEW HAMPSHIRE MUNICIPAL FUND

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	New Hampshire Municipal Fund without Sales Charge	New Hampshire Municipal Fund with Maximum Sales Charge	Barclays Capital Municipal Bond Index
7/31/00	$10,000	$9,577	$10,000
7/31/01	$10,736	$10,282	$11,009
7/31/02	$11,296	$10,818	$11,748
7/31/03	$11,560	$11,071	$12,170
7/30/04	$12,108	$11,596	$12,874
7/29/05	$11,889	$11,387	$13,693
7/31/06	$12,336	$11,814	$14,043
7/31/07	$12,709	$12,171	$14,642
7/31/08	$13,181	$12,624	$15,058
7/31/09	$13,793	$13,210	$15,827
7/30/10	$14,535	$13,920	$17,277
1/31/11	$14,274	$13,671	$16,783

Average Annual Total Returns for the periods ended January 31, 2011

	1 year	3 year	5 year	10 year	Since Inception (December 31, 1992)
Without sales charge	0.90%	2.61%	3.47%	3.12%	4.26%
With sales charge (4.25%)	-3.38%	1.12%	2.58%	2.67%	4.02%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

The results prior to August 1, 2009 were achieved while the Fund was managed by a different investment adviser. The current investment adviser may produce different investment results than those achieved by the previous investment adviser.

KANSAS MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (98.2%)

Education (5.6%)
Hutchinson, KS Community College 5.000% 10/01/25	$350,000	$347,928
Hutchinson, KS Community College 5.250% 10/01/30	300,000	292,431
Hutchinson, KS Community College 5.250% 10/01/33	450,000	426,928
KS Dev Fin Auth Sales Tax Rev K-St-Olathe Innovation-L1 5.000% 09/01/39	200,000	195,236
KS Devl. Finance Auth. Rev. (Univ. KS Research Cent.) 5.000% 02/01/26	500,000	502,845
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	700,000	706,930
		2,472,298
General Obligation (25.5%)
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	250,000	274,447
Dickinson Cnty, KS USD #473 5.000% 09/01/27	325,000	337,561
Douglas Cty., KS Sales Tax Ref. 5.000% 08/01/19	1,000,000	1,047,810
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.125% 09/01/29	250,000	245,235
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/23	200,000	206,904
Harvey Cty., KS USD #373 (Newton) 5.000% 09/01/25	1,000,000	1,015,180
*Johnson Cty., KS USD #231 Gardner-Edgerton 5.000% 10/01/24	1,135,000	1,139,052
Johnson Cty., KS USD #232 (Desoto) 5.250% 09/01/23	500,000	525,325
Junction City, KS Ref & Impt 5.000% 9/1/25	250,000	247,265
Junction City, KS Unlimited GO 4.100% 09/01/20	100,000	103,090
Junction City, KS Unlimited GO 4.250% 09/01/21	100,000	101,485
Junction City, KS Unlimited GO 4.400% 09/01/22	100,000	101,819
Junction City, KS Unlimited G.O. 4.500% 09/01/31	250,000	224,963
Leavenworth Cnty., KS USD #453 GO Improvement & Refunding 5.125% 03/01/29	1,000,000	1,017,890
Manhattan, KS General Obligation 5.000% 11/01/28	130,000	134,440
Montgomery County, KS USD #446 5.000% 09/01/33	250,000	250,105
Newton, KS Unlimited G.O. 4.750% 09/01/29	435,000	430,911
Park City, KS 6.000% 12/01/29	500,000	537,645
Park City, KS General Obligation Ref & Impr. 5.375% 12/01/25	250,000	235,312
Reno Cty., KS USD #308 Hutchinson 4.500% 09/01/23	500,000	505,150
Salina, KS (General Obligation) 4.625% 10/1/27	200,000	198,720
Sedgwick Cty., KS Uni Sch Dist #262 5.000% 09/01/28	500,000	508,145
Seward County, KS Unlimited GO Hospital Ref & Imvt 5.000% 08/01/40	500,000	466,820
Shawnee Cty., KS G.O. 5.000% 09/01/16	655,000	737,831
Topeka, KS G.O. 4.000% 08/15/30	250,000	212,028
Wyandotte Cnty, KS General Obligation 5.000% 08/01/27	500,000	511,825
		11,316,958
Health Care (20.8%)
KS St Devl Fin Auth Lease Rev Univ Kansas Tenant 5.000% 06/15/39	1,000,000	916,470
KS St Dev Fin Auth. Hosp. Rev. Adventist Health 5.150% 11/15/23	250,000	253,175
KS St Dev Fin Auth Rev Adventist Health 5.250% 11/15/2024	250,000	252,280
KS St Dev Fin Auth Hosp Rev Adventist Health 5.500% 11/15/2029	100,000	101,710
KS St Dev Fin Auth. Adventist Health 5.750% 11/15/34	250,000	251,275
KS Devl. Finance Auth. (Hays Medical Center) 5.000% 11/15/22	500,000	502,870
KS Devlop. Fin. Auth Stormont-Vail Healthcare 5.125% 11/15/36	500,000	460,855
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. - Unrefunded 5.375% 11/15/24	1,365,000	1,366,925
KS Health Facs Hays Medical Center 5.000% 05/15/25	250,000	230,293
KS Health Facs Hays Medical Center 5.000% 05/15/35	1,000,000	881,840
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/26	500,000	473,590
Lawrence, KS (Memorial Hospital) Rev. 5.125% 07/01/36	300,000	275,313
Manhattan, KS (Mercy Health Center) Hosp. Rev. 5.200% 08/15/26	250,000	250,165
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	250,000	250,670
Olathe, Health Fac Rev (Med Center) 5.000% 09/01/29	500,000	466,865
Olathe, KS (Medl. Ctr) Hlth 5.000% 09/01/30	250,000	237,552
Sedgwick Cty., KS Health Care Rev. (Catholic Care Center) 5.000% 08/01/25	1,000,000	939,990
University KS Hosp Auth. (KU Health) 5.000% 09/01/26	100,000	95,831
Wichita, KS (Via Christi Health System) Rev. 5.625% 11/15/31	1,100,000	1,058,882
		9,266,551
Housing (5.2%)
Kansas City, KS Mrtge. Rev. 5.900% 11/01/27	165,000	165,040
*Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.700% 11/01/27	2,210,000	2,149,358
		2,314,398
Other Revenue (16.8%)
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. 5.000% 08/01/22	250,000	239,955
Dodge City, KS Sales Tax Rev 5.250% 06/01/31	1,000,000	1,010,000
KS St Dev Fin Auth Lease Rev (Juvenile Justice) 5.250% 05/01/13	570,000	576,515
KS Devl Finance Auth (KS St Project) Rev Prerefunded 5.000% 10/01/17	130,000	133,242
KS Devl Finance Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	120,000	122,393
*KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/26	1,335,000	1,364,210
KS St Devl Fin Auth Rev State of KS Projects 5.000% 11/01/34	500,000	489,410
KS Devl. Finance Auth. Rev. (Dept. Admin.) 5.000% 11/01/25	250,000	256,917
KS Devl Finance Auth Rev (KS St Projects) 5.250% 11/01/25	250,000	262,160
KS Devl. Finance Auth. Rev. (Athletic Facs. University of KS) 5.000% 06/01/33	250,000	242,885
KS Devl. Finance Auth. Rev. (KS St. Projects) 5.000% 05/01/35	250,000	245,075
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	129,934
Manhattan, KS Sales Tax Rev. Downtown Redevelopment 5.250% 12/01/26	250,000	233,075
Manhattan, KS Spl Oblig Rev North Proj Area - Downtown A 5.000% 12/01/26	500,000	467,060
Manhattan, KS Sales Tax Rev 4.5000% 12-1-25	500,000	472,065
Manhattan, KS Sales Tax Rev 5.000% 12-1-32	1,000,000	953,300
Topeka Pub. Bldg. Comm. Lease Rev. Social & Rehab Project 5.000% 06/01/22	255,000	268,844
		7,467,040
Transportation (6.5%)
Kansas Dept. Transportation Highway Rev. 5.000% 03/01/23	250,000	260,545
KS Devl. Finance Auth. Rev. (Road Revolving Fund) 4.625% 10/01/26	250,000	252,580
KS Turnpike Auth. Rev. 5.250% 09/01/21	500,000	528,075
KS Turnpike Auth. Rev. 5.000% 09/01/24	330,000	343,939
KS Turnpike Auth. Rev. 5.000% 09/01/25	750,000	781,695
Overland Park, KS Trans. Devl. Dist., Sales Tax Rev. Oak Park Mall 5.200% 04/01/20	500,000	483,950
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	242,485
		2,893,269
Utilities (17.8%)
Burlington, KS PCR (Gas & Elec.) 5.300% 06/01/31	1,000,000	966,900
Burlington, KS PCR (Gas & Elec.) 4.850% 06/01/31	500,000	460,855
KS Devl. Finance Auth. (Water Pollution Control) Rev. 5.250% 11/01/22	1,000,000	1,079,110
KS Devl. Finance Auth. (Water Pollution Control) 5.000% 11/01/23	1,000,000	1,075,320
KS Devl. Finance Auth. Rev. (Water Pollution) 5.000% 11/01/28	250,000	253,375
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	750,000	726,705
Wamego, KS PCR (Kansas Gas & Electric Project) 5.300% 06/01/31	750,000	711,202
Wichita, KS Water & Sewer Util. Rev. 5.250% 10/01/18	1,465,000	1,543,641
Wichita, KS Water & Sewer Util. Rev. 5.000% 10/01/28	500,000	501,115
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	100,000	105,765
Wyandotte Cnty, KS Govt Utilitiy Sys Rev 5.000% 09/01/29	500,000	506,050
		7,930,038

TOTAL MUNICIPAL BONDS (COST: $44,193,182)		$43,660,552

SHORT-TERM SECURITIES (0.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (COST: $261,601)	261,601	$261,601

TOTAL INVESTMENTS IN SECURITIES (COST: $44,454,783) (98.8%)		$43,922,153
OTHER ASSETS LESS LIABILITIES (1.2%)		530,135

NET ASSETS (100.0%)		$44,452,288

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. As of January 31, 2011, the Fund had no when-issued purchases.

^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (96.1%)

Education (3.1%)
Johnson Cty., KS Community College Student Commons & Parking 5.000% 11/15/19	$235,000	$241,991
KS Devl Finance Auth Rev (KS St Projects) 4.375% 11/01/18	100,000	108,098
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. 5.000% 07/01/19	255,000	257,524
		607,613
General Obligation (64.9%)
Butler Cnty., KS USD #402 5.250% 09/01/21	560,000	599,592
*Butler Cnty, KS USD #385 5.000% 09/01/18	500,000	550,960
Cowley Cnty., KS USD #470 4.750% 09/01/23	100,000	102,961
Cowley Cnty., KS USD #465 (Winfield) 5.250% 10/01/14	140,000	153,691
Crawford Cnty., KS School Distist 5.000% 09/01/20	300,000	328,971
Dickinson Cnty, KS USD #473 4.500% 09/01/22	215,000	224,239
Douglas Cnty, KS USD #491 Eudora Schools 5.500% 09/01/24	250,000	264,620
Douglas Cnty, KS Uni Sch Dist 491 Eudora Sch Bldg 5.000% 09/01/23	375,000	388,541
Douglas CNTY, KS USD #491 Eudora 4.000% 09/01/22	250,000	236,735
Ford Cnty., KS Sales Tax - Ser A 4.500% 09/01/24	500,000	509,425
Franklin County, KS USD# 290 4.000% 09/01/16	100,000	103,518
Harvey Cty., KS USD #373 (Newton) 4.000% 09/01/18	250,000	256,955
Johnson Cty., KS USD #232 (Desoto) 5.000% 09/01/15	100,000	113,611
Johnson City KS USD #233 4.000% 09/01/18	150,000	159,894
Junction City, KS Unlimited GO 4.100% 09/01/20	500,000	515,450
Junction City, KS Unlimited GO 4.500% 09/01/23	100,000	100,294
Junction City, KS Unlimited GO 3.000% 09/01/16	315,000	319,180
Leavenworth Cnty., KS USD #453 GO Impr & Refunding 5.250% 03/01/24	200,000	211,116
Leavenworth Cnty., KS USD #453 4.750% 09/01/25	300,000	302,595
Leavenworth Cnty., KS USD #458 4.500% 09/01/28	250,000	237,135
Leoti, KS USD #467 5.000% 10/01/18	100,000	111,398
Miami Cnty KS USD #416 Louisberg Schools 4.000% 09/01/13	50,000	52,531
Miami County USD#416 Louisburg 5.000% 09/01/20	275,000	289,382
Montgomery County, KS USD #446 4.000% 09/01/19	150,000	154,425
Neosho County, KS USD #413 5.000% 09/01/20	345,000	360,187
Newton, KS Unlimited G.O. 5.000% 09/01/21	100,000	107,781
Olathe, Kansas General Obligation 4.000% 10/01/19	100,000	104,073
Park City, KS 5.100% 12/01/20	200,000	216,086
Park City, KS 5.500% 12/01/24	100,000	107,025
Puerto Rico Commonwealth Pub. Impvt. 5.500% 07/01/19	100,000	107,464
Puerto Rico Commonwealth Pub. Impvt. 5.250% 07/01/20	140,000	145,638
Pueto Rico Common Wealth Public Improvement 5.500% 07/01/18	300,000	331,221
Puerto Rico Commonwealth Public Impt. 5.500% 07/01/20	450,000	453,955
Saline Cty., KS USD #305 (Salina) G.O. Ref. 5.500% 09/01/15	190,000	195,502
Sedgwick Cty KS USD #261 5.000% 11/01/21	250,000	259,132
Sedgwick Cty KS USD #262 5.000% 09/01/24	250,000	260,427
Sedgwick Cty., KS UNI School Dist. #262 5.000% 09/01/18	100,000	113,473
Sedgwick Cty., KS USD #265 (Goddard) 4.250% 10/01/20	750,000	761,873
Sedgwick Cty., KS USD #265 (Goddard) 4.500% 10/01/26	250,000	251,055
Sedgwick Cty USD #266 Maize 5.250% 09/01/19	290,000	329,028
Sedgwick Cty., KS USD #266 Maize School 5.250% 09/01/20	360,000	394,934
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. 5.000% 09/01/14	485,000	496,233
Wichita, KS GO 4.500% 09/01/22	150,000	154,527
Wichita, KS GO 4.750% 09/01/27	180,000	180,589
Wyandotte Cnty, KS Gov Unltd GO 5.000% 08/01/19	150,000	159,695
Wyandotte Cnty, KS. GO 5.000% 08/01/25	250,000	260,763
Wyandotte Cnty, KS USD # 202 5.250% 09/01/18	100,000	109,696
Wyandotte Cnty KS USD #203 4.250% 09/01/26	125,000	120,106
Wyandotte Cnty, KS USD #500 G.O. 5.250% 09/01/13	250,000	276,635
		12,544,317
Health Care (5.8%)
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. 5.750% 11/15/12	595,000	616,075
Manhattan, KS Hosp. Rev. Mercy Health Center 5.500% 08/15/20	500,000	501,340
		1,117,415
Housing (3.1%)
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. 6.400% 01/01/24	255,000	255,097
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. 5.250% 11/01/12	210,000	210,082
*Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. 5.250% 10/01/14	125,000	125,048
		590,227
Other Revenue (12.5%)
Dodge City, KS Sales Tax Rev 5.000% 06/01/21	310,000	329,496
Dodge City, KS Sales Tax Rev 4.400% 06/01/25	350,000	345,450
Dodge City KS Sales Tax Rev 4.500% 06/01/28	100,000	93,323
KS Devl Fin. Auth. Kansas Projects 5.250% 10/01/22	100,000	106,334
KS Devl Finance Auth (KS St Projects) Rev Unrefunded 5.000% 10/01/17	115,000	117,293
KS Devl. Finance Auth. Rev. (KS St. Projects) 4.100% 05/01/19	250,000	259,060
KS Devl Finance Auth Rev (KS St Projects) 5.250% 11/01/25	100,000	104,864
Lincoln Cnty., KS Public Bldg (Lincoln County Hosp) 5.000% 03/01/28	125,000	129,934
Neosho County, KS Sales Tax Rev 4.000% 10/01/23	500,000	478,350
Sumner Cnty., KS Sales Tax Rev. 5.000% 10/01/14	400,000	446,448
		2,410,552
Transportation (1.1%)
KS Turnpike Auth. Rev. 5.000% 09/01/24	200,000	208,448

Utilities (5.6%)
Puerto Rico Electric Power Auth 5.000% 07/01/16	155,000	168,851
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	248,690
Topeka, KS Utilities Rev 4.250% 08/01/21	150,000	150,550
Wichita, KS Water & Sewer Rev. 5.000% 10/01/23	200,000	211,530
Wyandotte Cnty Utility Rev. 5.000% 09/01/27	100,000	102,256
Wyandotte Cnty, KS Govt Utilitiy Sys Rev. 5.000% 09/01/24	200,000	206,324
		1,088,201

TOTAL MUNICIPAL BONDS (COST: $18,735,632)

SHORT-TERM SECURITIES (3.8%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (COST: $746,288)	746,288	$746,288

TOTAL INVESTMENTS IN SECURITIES (COST: $19,481,920) (99.9%)		$19,313,061
OTHER ASSETS LESS LIABILITIES (0.1%)		12,768

NET ASSETS (100.0%)		$19,325,829

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. As of January 31, 2011, the Fund had no when-issued purchases.

^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.4%)

Education (24.0%)
Douglas Cnty Ed Fac Rev Creighton Univ 5.500% 07/01/30	$350,000	$335,281
Douglas Cnty Ed Fac Rev Creighton Univ 5.875% 07/01/40	1,500,000	1,421,895
NE St Colleges Student Fees (Wayne State Col) 4.000% 07/01/30	200,000	170,760
Metropolitan Community College South Omaha Bldg Proj 4.500% 03/01/26	1,000,000	1,003,690
NE Educ Finance Auth (Wesleyan Univ) Rev 5.500% 04/01/27	1,000,000	979,480
Polk Cty School Dist #15 4.000% 12/15/31	400,000	335,968
University of NE Fac Corp Deferred Maintenance 5.000% 07/15/20	500,000	542,775
University NE, University Revs Kearney Student Fees & Facs 5.000% 07/01/35	600,000	601,938
Univ. of NE Board of Regents Student Facs 5.000% 05/15/32	250,000	250,400
Univ of NE Board of Regents (Heath & Rec Proj) 5.000% 05/15/33	600,000	601,560
University NE University Rev Lincoln Student Fee 4.000% 07/01/24	250,000	238,890
University of NE Omaha Student Housing Project 4.500% 05/15/30	250,000	234,700
University of NE Omaha Student Housing Project 5.000% 05/15/35	275,000	269,563
Univ of NE (U of NE - Lincoln Student Fees) Rev 5.125% 07/01/32	250,000	251,675
University of NE University Rev Lincoln Student Facs 5.000% 07/01/28	250,000	252,830
Univ of Puerto Rico 5.000% 06/01/17	650,000	648,524
		8,139,929
General Obligation (24.6%)
Douglas Cty, NE G.O. 4.750% 12/01/25	250,000	250,178
Douglas Cty, NE SD #010 (Elkhorn Public Schools) G.O. 4.500% 12/15/23	250,000	250,665
Douglas Cty, NE SD #010 (Elkhorn Public Schools) 4.500% 12/15/26	500,000	501,565
Douglas County, NE School Dist #59 4.550% 12/15/32	635,000	613,924
Douglas Cnty School Dist #59 Bennington Public Schools 4.000% 12/15/28	250,000	221,725
Hall Cty, NE School Dist #2 Grand Island 5.000% 12/15/23	500,000	528,000
Knox County School Dist #0583 Verdigre Schools 4.500% 12/15/29	250,000	232,805
Lancaster Cty, NE School Dist #1 (Linc Public Schools) G.O. 5.250% 01/15/22	500,000	513,870
Lancaster Cnty School Dist #160 Norris Schools 4.250% 12/15/25	400,000	373,652
Lincoln-Lancaster County Neb Pub Bldg Lease Rev 4.000% 10/15/30	100,000	91,274
Madison County School Dist #2 (Norfolk) 5.000% 12/15/25	1,545,000	1,580,581
Omaha, NE Various Purpose 5.000% 05/01/22	250,000	260,592
Omaha, NE Various Purpose 4.250% 10/15/26	500,000	494,440
Omaha, NE Unlimited G.O. 5.000% 10/15/25	250,000	265,020
Papillion, NE G.O. 4.350% 12/15/27	250,000	237,390
Sarpy Count School Dist#27 Papillion-LA Vista G.O. 5.000% 12/01/28	250,000	253,078
Puerto Rico Commonwealth Public Improvement 5.500% 07/01/21	500,000	498,645
Saunders Cty, NE G.O. 5.000% 11/01/30	250,000	250,270
Saunders Cty, NE G.O. 4.250% 12/15/21	515,000	515,288
Scotts Bluff Cnty NE Sch Dist #32 GO Building Bonds 4.300% 12/15/29	440,000	402,635
		8,335,597
Health Care (10.9%)
Adams Cnty, NE Hosp Auth #1 Hosp Rev (M. L. Mem Hosp) 5.300% 12/15/18	250,000	250,170
Adams Cnty, NE Hosp Auth #1 Hosp Rev (M. L. Mem Hosp) 5.250% 12/15/33	250,000	230,977
Douglas Cty, NE Hosp Auth #1 (Alegent Hlth - I. Med Ctr) Rev 5.250% 09/01/21	250,000	235,833
Douglas Cty, NE Hosp Auth #002 (Nebraska Medical Center) 5.000% 11/15/16	250,000	269,545
Douglas Cty, NE (Catholic Health Corp) Rev 5.375% 11/15/15	130,000	130,021
Douglas Cty, NE Hosp Methodist Health 5.500% 11/01/38	500,000	444,975
Douglas Cty, NE Hosp Methodist Health 5.500% 11/01/38	415,000	404,164
*Lancaster Cty, NE Hosp Auth #1 (BryanLGH Med Cen Proj) 4.750% 06/01/21	1,000,000	957,580
NE Invmt Finance Auth (Great Plains Reg Med Center) Rev 5.450% 11/15/22	750,000	753,053
		3,676,318
Housing (2.5%)
Douglas Cty NE, Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	250,000	236,675
NE Invmt Finance Auth Multifamily Hsg Rev 6.200% 06/01/28	135,000	135,099
Sarpy Cnty NE Hosp Auth #1 Immanuel Oblig Group 5.500% 01/01/30	500,000	466,915
		838,689
Other Revenue (5.1%)
Omaha Convention Hotel Corp 5.000% 02/01/35	500,000	465,020
*Omaha, NE (Riverfront Project) Special Obligation 5.500% 02/01/29	1,000,000	1,015,020
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	250,000	247,692
		1,727,732
Transportation (2.2%)
Puerto Rico Highway Rev 4.950% 07/01/26	250,000	242,485
Lincoln, NE Parking Rev. 5.500% 08/15/31	500,000	515,270
		757,755
Utilities (26.1%)
Cornhusker Public Power Dist Electric Rev 4.650% 07/01/29	250,000	240,015
Cornhusker Public Power 4.100% 7/1/30	250,000	224,680
Dawson Cty Public Power Electric Sys Rev 4.750% 12/01/32	250,000	250,833
Fremont, NE Combined Utilities Rev 5.000% 10/15/21	500,000	504,080
*Lincoln, NE Elec Syst Rev 5.000% 09/01/21	1,000,000	1,029,380
Lincoln, NE San Swr Rev 4.500% 06/15/29	250,000	233,935
Lincoln, NE Water Rev 5.000% 08/15/22	575,000	584,200
Lincoln, NE Water Rev 4.000% 08/15/25	250,000	242,730
Lincoln, NE Water Rev 4.500% 08/15/34	250,000	236,423
Municipal Energy Agy of NE Power Supply Rev 5.125% 04/01/24	195,000	202,896
Nebraska Pub Power Dist Rev 4.000% 01/01/31	250,000	208,810
Omaha, NE Metropolitan Utility Water Dist Rev 4.375% 12/01/26	400,000	385,920
Omaha Public Power Electric Rev 5.250% 02/01/23	250,000	264,840
Omaha, NE Public Power Electric Rev 5.000% 02/01/34	1,000,000	985,210
Omaha, NE Public Power Dist Elec Syst Rev 6.200% 02/01/17	650,000	723,743
Omaha, NE Public Power Dist (Electric Rev) 4.750% 02/01/25	250,000	253,943
Omaha, NE Public Power Dist (Electric Rev) 4.300% 02/01/31	100,000	87,422
NE Public Pwr Generation Rev Whelan Energy 5.000% 01/01/24	250,000	250,778
Public Power Generation Agy Whelan Energy Rev 5.000% 01/01/32	500,000	469,370
Public Power Generation Agy Whelan Energy Center 5.000% 01/01/27	250,000	251,627
Puerto Rico Electric Rev 5.250% 07/01/25	250,000	248,690
Southern Public Power Dist. 5.00% 12/15/23	250,000	257,340
Washington Cnty NE Wastewater Facs Rev (Cargill Project) 4.850% 04/01/35	800,000	704,480
		8,841,345

TOTAL MUNICIPAL BONDS (COST: $33,075,788)		$32,317,365

SHORT-TERM SECURITIES (3.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (COST: $1,202,052)	1,202,052	$1,202,052

TOTAL INVESTMENTS IN SECURITIES (COST: $34,277,840) (98.9%)		$33,519,417
OTHER ASSETS LESS LIABILITIES (1.1%)		359,307

NET ASSETS (100.0%)		$33,878,724

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases. As of January 31, 2011, the Fund had no when-issued purchases.

^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (96.5%)

Education (34.5%)
Claremore, OK Student Hsg Rev (Rogers University) 5.750% 09/01/34	$500,000	$509,510
Edmond Economic Dev Auth OK Student Housing Rev 5.375% 12/01/19	100,000	96,135
Edmond Economic Dev Auth OK Student Housing Rev 5.500% 12/01/28	865,000	725,761
McClain Cnty, OK Econ Dev Auth Ed Lease Rev (Purcell Schs) 4.250% 09/01/20	335,000	333,516
OK Board of Regents for OK ST Univ Rev 4.375% 08/01/35	200,000	172,936
OKC Community College Student Fac Rev 4.375% 07/01/30	750,000	652,065
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.100% 03/01/16	140,000	140,045
OK Colleges Board of Regents (NE State Univ Ctr) Rev 5.150% 03/01/21	100,000	100,018
OK Board of Regents (Univ of Central OK) 5.600% 08/01/20	150,000	151,059
OK Board of Regents (Univ of Central OK) 5.700% 08/01/25	390,000	391,946
Ok Devl Finance Auth Lease Rev Master St Higher Ed 4.400% 12/1/29	250,000	228,482
OK Devl Finance Auth (OK State Syst Higher Ed) 4.900% 12/01/22	200,000	203,246
OK Devl Finance Auth OK State Higher Ed (Master Lease) 4.500% 06/01/26	250,000	251,672
OK Devl. Finance Auth. (Seminole State College) 5.125% 12/01/27	150,000	152,487
OK Devl Finance Auth (Langston Univ Stadium) 5.000% 07/01/27	250,000	256,042
OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/22	500,000	515,640
OK Capital Impvt. Auth. (Higher Ed. Project) 5.000% 07/01/24	250,000	254,717
*OK Capital Impvt Auth (Higher Ed Project) Rev 5.000% 07/01/30	1,000,000	1,005,260
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.625% 12/01/20	140,000	127,308
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj Ser A 5.700% 12/01/25	220,000	187,042
Rural Enterprises, OK Inc Okmulgee Student Hsg Proj 5.750% 12/01/30	250,000	203,523
Rural Enterprises, OK Inc. Student Hsg. (Connors College) 5.550% 11/01/21	250,000	220,863
Rural Enterprises, OK Inc Student Hsg (Connors College) 5.650% 11/01/31	375,000	300,521
Rural Enterprises, OK Inc USAOF Student Housing 5.550% 11/01/21	250,000	234,785
Rural Enterprises, OK Inc USAOF Student Housing 5.650% 11/01/31	250,000	219,503
Texas Cty., OK Dev Auth (OPSU Student Hsg) 5.250% 11/01/23	250,000	205,595
University of OK Board of Regents (Research Fac) Rev 4.800% 03/01/28	670,000	671,353
University of OK Board of Regents (Multi Facs) Rev 4.750% 06/01/29	250,000	243,215
OK Board of Regents (Univ of OK) 4.125% 07/01/26	250,000	237,085
Board of Regents (OK Univ Science Center) 5.000% 07/01/36	1,000,000	982,420
University of OK Board of Regents Student Hsg Rev 5.000% 11/01/27	1,000,000	1,001,450
University of OK Student Hsg (Cameron Univ) Rev 5.500% 07/01/23	250,000	260,210
		11,235,410
General Obligation (2.6%)
Oklahoma City, OK 4.250% 03/01/22	110,000	111,323
Tulsa, OK General Obligation 4.500% 03/01/23	700,000	719,481
		830,804
Health Care (4.3%)
Norman, OK (Regl. Hospital) Auth. 5.250% 09/01/16	180,000	180,684
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 5.750% 02/15/25	125,000	125,031
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref. - Unrefunded 6.000% 02/15/29	100,000	100,019
OK Devl Finance Auth (St John Health Syst) 5.750% 02/15/25	50,000	50,010
OK Devl Finance Auth (St Ann's Retirement Village) Rev 5.000% 12/01/28	500,000	447,425
Rural Enterprises, OK Inc OK Govt Fin (Cleveland Cty Hlth) 5.000% 11/01/21	250,000	252,488
Tulsa County Ind Auth Health Fac 4.600% 02/01/35	250,000	225,760
		1,381,417
Housing (4.7%)
OK Housing Finance Agency Single Family Homeownership 5.250% 09/01/21	50,000	50,004
OK Housing Finance Agency Single Family Homeownership 5.850% 09/01/20	10,000	10,002
*Oklahoma Housing Finance 5.050% 09/01/23	685,000	669,581
Oklahoma Housing Finance 5.150% 09/01/29	345,000	328,751
Oklahoma Housing Finance 5.200% 09/01/32	350,000	329,994
Oklahoma Housing Fin Agy Single Family Mtg Rev 5.100% 03/01/17	75,000	76,594
Oklahoma Housing Fin Agy Single Family Mtg Rev 5.100% 09/01/17	75,000	76,514
		1,541,440
Other Revenue (16.9%)
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/35	275,000	243,350
Collinsville OK Mun Auth Sales Tax Rev 5.000% 03/01/40	250,000	217,608
Durant, OK Community Fac Auth Sales Tax Rev 5.500% 11/01/19	250,000	262,093
Garfield Cty., Criminal Justice Auth (Enid OK) Rev 4.500% 04/01/18	250,000	250,445
Oklahoma City, OK Public Auth (OKC Fairgrounds Fac) 5.500% 10/01/19	250,000	270,698
OK Devl Finance Auth (DHS Lease Rev) Series 2000A 5.600% 03/01/15	280,000	280,148
OK Devl Finance Auth (Lease Rev) Law Enforcement 5.100% 06/01/27	120,000	120,899
OK Devl Finance Auth OK Dept of Corrections (McLoud Fac) 4.600% 04/01/22	250,000	253,017
OK Devl Finance Auth OK Dept of Corrections (McLoud Fac) 4.650% 04/01/23	250,000	252,060
OK Capital Impvt Auth (Supreme Court Proj) 4.500% 07/01/26	500,000	487,700
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/22	100,000	101,829
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.375% 07/01/23	100,000	100,919
OK Capital Impvt Auth (OK St Bureau of Investigation) 4.500% 07/01/24	200,000	203,038
*OK State Student Loan Auth 5.625% 06/01/31	180,000	174,092
Pawnee Cnty OK Pub Programs Auth Sales Tax Rev 4.875% 02/01/30	250,000	233,395
Rogers Cnty Okla Indl Dev Auth Cap Impt Rev 4.900% 04/01/35	500,000	468,895
Tulsa Airport Improvement Rev 5.000% 06/01/23	420,000	379,970
Tulsa Airport Improvement Rev 5.000% 06/01/24	230,000	202,890
Tulsa Airport Improvement Rev 5.250% 06/01/25	245,000	217,878
Tulsa Airport Improvement Rev 5.250% 06/01/26	360,000	315,630
Tulsa Oklahoma Pub Facs Auth 4.750% 11/15/37	500,000	463,690
		5,500,244
Prerefunded (0.0%)
OK Transportation Auth Turnpike Sys Rev Prerefunded 5.000% 01/01/21	10,000	10,421

Transportation (5.7%)
Oklahoma City Airport Trust Jr. Lien Refunding Series B. 5.000% 07/01/19	250,000	265,615
Oklahoma City Airport Trust Jr. Lien Refunding Series B 5.000% 07/01/21	250,000	258,525
OK Capital Impvt Auth (State Highway) Rev 5.000% 06/01/14	250,000	275,390
OK Transportation Auth Turnpike Sys Rev Unrefunded 5.000% 01/01/21	90,000	91,392
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	127,359
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.000% 06/01/19	125,000	127,359
Tulsa, OK Arpts Impt Tr Gen Rev Ref 5.750% 06/01/31	500,000	469,930
Tulsa, OK Arpts Impt Tr Gen Rev Ref 6.000% 06/01/23	250,000	238,658
		1,854,228
Utilities (28.1%)
*Drumright, OK Utility Sys. Rev. 4.750% 02/01/36	950,000	846,726
Edmond, OK Pub Wks Auth Util Rev 4.850% 01/01/24	155,000	157,486
Edmond, OK Pub Wks Auth Util Rev 4.750% 07/01/24	250,000	253,340
Edmond, OK Pub Wks Auth Sales Tax & Util Sys Rev 4.750% 07/01/23	200,000	203,126
Glenpool Utility Rev 5.100% 12/1/35	250,000	240,837
Grand River Dam Authority Rev 5.250% 6/1/40	1,500,000	1,470,540
Jenks Aquarium Auth. Rev. 5.250% 07/01/29	500,000	502,230
McAlester, OK Public Works Auth 5.100% 02/01/30	100,000	102,088
Miami, OK Special Utility Rev 4.250% 12/1/25	250,000	237,975
Midwest City, OK Capital Impvt 5.375% 09/01/24	500,000	507,785
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 5.000% 07/01/29	425,000	430,121
Oklahoma City, OK Water Utility Rev. 5.000% 07/01/34	250,000	249,360
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev 4.000% 07/01/34	250,000	214,535
Oklahoma City Water Utility 5.000% 7/1/31	250,000	255,918
*OK Municipal Power Auth Rev 5.750% 01/01/24	2,230,000	2,407,976
*OK State Water (Loan Program) Rev. 5.100% 09/01/16	40,000	40,013
Sallisaw, OK Mun Auth Util Sys Rev Ref 4.450% 1/1/28	100,000	92,125
Sapulpa Municipal Authority Utility Rev 5.125% 01/01/32	250,000	252,480
Tulsa Metropolitan Utility Auth Utility Rev 4.250% 05/01/26	100,000	95,472
Tulsa Metropolitan Util Auth Utility Rev 4.500% 05/01/27	610,000	587,290
		9,147,423

TOTAL MUNICIPAL BONDS (COST: $32,539,095)		$31,501,387

SHORT-TERM SECURITIES (3.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (COST: $1,014,027)	1,014,027	$1,014,027

TOTAL INVESTMENTS IN SECURITIES (COST: $33,553,122)		$32,515,414
OTHER ASSETS LESS LIABILITIES (0.4%)		130,909

NET ASSETS (100.0%)		$32,646,323

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of January 31, 2011, the Fund had one when-issued purchase: 250,000 of Oklahoma City Water Utility 5.000% 7/1/31

^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (97.2%)

Education (15.1%)
Maine Educational Loan Auth Student Loan Rev 5.875% 12/01/39	$185,000	$187,351
Maine Educational Loan Auth 4.450% 12/1/25	100,000	92,221
Maine Health & Higher Educ Facs Ser A-Bowdoin College 5.125% 07/01/39	715,000	710,202
Maine Health & Higher Edl. Facs. Auth. Rev. 5.000% 07/01/32	30,000	28,798
Maine Health & Higher Educ Facs Auth Rev Unrefunded Bal 5.000% 07/01/23	135,000	139,961
Regional Sch Unit No 1 ME Lower Kennebec Region Sch Unit 5.000% 02/01/26	100,000	99,476
University of Maine System Rev. 4.625% 03/01/29	100,000	91,912
University of Maine System Rev 4.750% 03/01/37	550,000	506,693
Univ of Puerto Rico 5.000% 06/01/17	500,000	498,865
		2,355,479
General Obligation (30.2%)
Bangor, ME 4.000% 09/01/24	155,000	154,868
Brewer, ME GO 4.600% 11/01/17	210,000	215,563
Gorham, ME Unlimited Tax G.O. 4.300% 02/01/23	155,000	159,362
Gorham, ME Unlimited Tax G.O. 4.350% 02/01/24	155,000	159,000
Gray, ME Unlimited GO 4.000% 10/15/26	280,000	273,031
Gray, ME Unlimited GO 4.000% 10/15/27	280,000	268,635
Lewiston, ME G.O. 5.000% 04/01/22	500,000	516,655
Lewiston, ME G.O. 5.000% 04/01/24	250,000	258,215
Lewiston, ME G.O. 4.500% 01/15/25	200,000	202,134
Maine State (Highway) 5.000% 06/15/11	200,000	203,364
Maine State Hsg Auth Energy Recovery Fund 5.000% 06/15/24	250,000	249,110
Portland, ME 4.250% 05/01/29	250,000	237,178
City of Portland, ME 4.125% 10/01/29	100,000	93,212
Saco, ME G.O. 4.000% 04/01/28	100,000	92,011
Scarborough, ME G.O. 4.400% 11/01/31	250,000	231,813
Scarborough, ME G.O. 4.400% 11/01/32	480,000	439,507
Maine School Adminstrative Dist # 51 General Obligation 4.250% 10/15/29	250,000	237,682
Westbrook, ME G.O. 4.250% 10/15/20	180,000	185,774
*Yarmouth, ME 5.000% 11/15/19	500,000	524,860
		4,701,974
Health Care (13.9%)
Maine Health & Higher Educ Facs Auth 6.000% 10/01/13	195,000	215,181
Maine Health & Higher Educ Facs Rev 5.000% 07/01/22	250,000	259,920
Maine Health & Higher Educ Auth (Maine Maritime Academy) 5.000% 07/01/25	340,000	345,617
*Maine Health & Higher Educ Facs Auth Rev 5.000% 07/01/39	510,000	463,070
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/20	250,000	270,895
Maine Health & Higher Educ Fac Auth Rev 5.000% 07/01/40	250,000	232,067
Maine Health & Higher Educ Facs Rev 4.500% 07/01/31	200,000	177,414
Maine Health & Higher Educ Facs Rev 5.250% 07/01/23	200,000	209,014
		2,173,178
Housing (5.3%)
Maine State Hsg Auth 5.000% 11/15/29	350,000	347,046
Maine State Hsg Auth 4.700% 11/15/27	250,000	239,518
Maine State Hsg Auth 5.150% 11/15/32	250,000	232,477
		819,041
Other Revenue (6.6%)
Maine Governmental Facs Auth Lease Rent Rev 5.000% 10/01/23	125,000	128,093
Maine Municipal Bond Bank (Sewer & Water) Rev 4.900% 11/01/24	100,000	102,991
*Puerto Rico Public Finance Corp. Commonwealth Appropriations 5.375% 06/01/18	515,000	602,437
Puerto Rico Sales Tax Fin Corp Sales Tax Rev 5.000% 08/01/26	200,000	192,886
		1,026,407
Transportation (17.6%)
*Maine Municipal Bond Bank Transportation Infrastructure Rev 5.000% 09/01/24	1,000,000	1,058,750
Maine State Turnpike Auth 5.000% 07/01/33	450,000	451,319
Maine ST Turnpike Auth Rev 5.125% 07/01/30	500,000	490,325
Portland, ME Airport Rev 5.000% 07/01/32	500,000	495,915
Portland, ME Airport Rev 5.250% 01/01/35	250,000	245,367
		2,741,676
Utilities (8.5%)
Kennebunk, ME Power & Light Dist. 5.000% 08/01/22	500,000	519,940
Portland, ME Water District Rev 4.250% 11/01/27	500,000	473,095
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	100,000	98,246
Puerto Rico Electric Power Auth Power Rev 5.250% 07/01/26	250,000	242,235
		1,333,516

TOTAL MUNICIPAL BONDS (COST: $15,469,098)		$15,151,271

SHORT-TERM SECURITIES (2.6%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (COST: $410,588)	410,588	$410,588

TOTAL INVESTMENTS IN SECURITIES (COST: $15,879,686) (99.8%)		$15,561,859
OTHER ASSETS LESS LIABILITIES (0.2%)		31,653

NET ASSETS (100.0%)		$15,593,512

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.

As of January 31, 2011, the Fund had one when-issued purchase:
100,000 of Regional School Unit #1 ME, Lower Kennebec Region School Unit 5.000% 02/01/26

^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

SCHEDULE OF INVESTMENTS January 31, 2011 (unaudited)

	Principal Amount	Fair Value

MUNICIPAL BONDS (95.9%)

Education (7.5%)
New Hampshire Hlth & Educ Facs Auth (Univ Sys of NH) 5.500% 07/01/13	$95,000	$97,986
NH Health & Ed Facs Dartmouth College 5.000% 06/01/28	50,000	50,665
Univ of Puerto Rico 5.000% 06/01/17	150,000	149,660
		298,311
General Obligation (40.0%)
Concord, NH G.O. 4.600% 10/15/14	100,000	102,597
*Derry, NH 4.800% 02/01/18	115,000	117,300
Gorham, NH G.O. 4.850% 04/01/14	65,000	65,092
*Hampton, NH G.O. 4.000% 12/15/20	200,000	202,094
Hillsborough, NH G.O. 4.000% 11/01/20	100,000	101,924
Hillsborough, NH G.O. 4.000% 11/01/21	100,000	101,332
Merrimack Cty., NH G.O. 4.250% 12/01/19	100,000	106,813
Merrimack Cty., NH G.O. 4.500% 12/01/27	100,000	100,842
New Hampshire Muni Bond Bank 2009 Series D 4.000% 07/15/2025	175,000	173,299
New Hampshire State Capital Improvement G.O. 4.750% 03/01/27	100,000	102,059
Portsmouth, NH G.O. 4.000% 08/01/19	100,000	103,920
*Rochester, NH G.O. 4.750% 07/15/20	300,000	312,975
		1,590,247
Health Care (18.0%)
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.200% 10/01/11	60,000	61,409
*New Hampshire Hlth. & Educ. Facs. Auth. (Exeter) 5.500% 10/01/15	120,000	123,133
New Hampshire Hlth & Educ Facs Auth (Exeter) 5.625% 10/01/16	20,000	20,548
New Hampshire Health & Educ Conway Hosp 5.250% 06/01/16	100,000	100,712
New Hampshire Health & Ed Facs Auth Rev Southern NH Med Center 5.250% 10/01/23	100,000	99,168
New Hampshire Health & Educ Facs Auth Rev Healthcare Sys-Covenant Hlth-B 5.000% 07/01/24	100,000	94,995
NH Health & Educ Facs Auth Rev Dartmouth-Hitchcock 6.000% 08/01/33	115,000	115,394
New Hampshire Health & Educ Concord Hosp 5.875% 10/01/16	100,000	100,038
		715,397
Housing (10.4%)
New Hampshire State Hsg Single Fam Rev 4.900% 07/01/25	95,000	90,779
New Hampshire State Hsg Single Fam Rev 5.000% 07/01/30	90,000	83,601
New Hampshire State Hsg Finance Auth Single Family Mtg Rev 5.350% 07/01/40	100,000	93,490
New Hampshire State Hsg Finance Auth Single Family Mtg Rev 4.625% 07/01/25	150,000	144,630
		412,500
Other Revenue (7.4%)
New Hampshire St Business Fin Auth Solid Waste Disp Rev - Waste Mgmt Inc 5.200% 05/01/27	150,000	143,831
Puerto Rico Sales Tax Fin First Sub-SER A 5.000% 08/01/24	150,000	148,615
		292,446
Transportation (2.4%)
Puerto Rico Highway Rev 4.950% 07/01/26	100,000	96,994

Utilities (10.2%)
Manchester, NH Water Rev 5.000% 12/01/28	100,000	100,943
*Manchester, NH Water Works Rev 5.000% 12/01/34	250,000	251,117
Puerto Rico Elec Power Auth Power Rev 5.000% 07/01/23	55,000	54,035
		406,095

TOTAL MUNICIPAL BONDS (COST: $3,810,275)		$3,811,990

SHORT-TERM SECURITIES (5.1%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market 0.132% (Cost: $200,782)	200,782	$200,782

TOTAL INVESTMENTS IN SECURITIES (COST: $4,011,057) (101.0%)		$4,012,772
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(41,186)

NET ASSETS (100.0%)		$3,971,586

* Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases. As of January 31, 2011, the Fund had no when-issued purchases.
^ Variable rate security; rate shown represents rate as of January 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2011 (unaudited)

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
ASSETS
Investments in securities, at cost	$44,454,783	$19,481,920	$34,277,840

Investments in securities, at fair value	$43,922,153	$19,313,061	$33,519,417
Receivable for Fund shares sold	0	73,806	141,000
Accrued dividends receivable	64	34	112
Accrued interest receivable	670,146	294,086	379,466
Prepaid expenses	2,418	2,300	6,785
Total assets	$44,594,781	$19,683,287	$34,046,780

LIABILITIES
Payable for Fund shares redeemed	$41,433	$232,218	$62,990
Payable to affiliates	34,607	11,531	30,405
Accrued expenses	12,798	5,986	8,730
Disbursements in excess of demand deposit cash	53,655	107,723	65,931
Total liabilities	$142,493	$357,458	$168,056

NET ASSETS	$44,452,288	$19,325,829	$33,878,724

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$51,652,882	$20,516,170	$37,072,500
Accumulated net realized gain (loss) on investments	(6,670,737)	(1,022,353)	(2,441,858)
Accumulated undistributed net investment income (loss)	2,773	871	6,505
Unrealized appreciation (depreciation) on investments	(532,630)	(168,859)	(758,423)

NET ASSETS	$44,452,288	$19,325,829	$33,878,724

Shares outstanding	4,336,485	1,781,220	3,464,679
Net asset value per share*	$10.25	$10.85	$9.78
Public offering price (sales charge of 4.25%, 2.75%, and 4.25%, respectively)	$10.70	$11.16	$10.21

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities January 31, 2011 (unaudited)

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
ASSETS
Investments in securities, at cost	$33,553,122	$15,879,686	$4,011,057

Investments in securities, at fair value	$32,515,415	$15,561,859	$4,012,772
Receivable for Fund shares sold	81,964	0	0
Accrued dividends receivable	67	32	17
Accrued interest receivable	373,997	162,750	39,782
Prepaid expenses	1,986	1,092	345
Total assets	$32,973,429	$15,725,733	$4,052,916

LIABILITIES
Securities purchases payable	$250,993	$98,960	$0
Payable for Fund shares redeemed	115	0	70,490
Payable to affiliates	28,608	11,723	2,765
Accrued expenses	9,117	5,422	2,782
Disbursements in excess of demand deposit cash	38,273	16,116	5,293
Total liabilities	$327,106	$132,221	$81,330

NET ASSETS	$32,646,323	$15,593,512	$3,971,586

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, no par value, unlimited shares authorized	$36,112,647	$16,218,145	$4,088,118
Accumulated net realized gain (loss) on investments	(2,430,944)	(325,121)	(121,388)
Accumulated undistributed net investment income (loss)	2,327	18,315	3,141
Unrealized appreciation (depreciation) on investments	(1,037,707)	(317,827)	1,715

NET ASSETS	$32,646,323	$15,593,512	$3,971,586

Shares outstanding	3,042,848	1,512,604	383,112
Net asset value per share*	$10.73	$10.31	$10.37
Public offering price (sales charge of 4.25%, 4.25%, and 4.25%, respectively)	$11.21	$10.77	$10.83

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2011 (unaudited)

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INVESTMENT INCOME
Interest	$1,062,119	$397,139	$770,671
Dividends	845	465	480
Total investment income	$1,062,964	$397,604	$771,151

EXPENSES
Investment advisory fees	$116,999	$52,990	$85,640
Distribution (12b-1) fees	58,500	0	42,820
Transfer agent fees	46,800	21,196	34,256
Accounting service fees	23,700	17,299	20,564
Administrative service fees	29,250	13,248	21,410
Professional fees	7,992	3,709	5,779
Reports to shareholders	2,574	736	1,170
License, fees, and registrations	1,065	1,519	2,897
Audit fees	7,480	3,474	5,561
Trustees' fees	3,332	1,505	2,429
Transfer agent out-of-pockets	1,754	412	834
Custodian fees	4,175	2,274	3,028
Legal fees	6,502	2,911	4,709
Insurance expense	1,653	664	1,135
Total expenses	$311,776	$121,937	$232,232
Less expenses waived or reimbursed	(61,397)	(42,452)	(48,963)
Total net expenses	$250,379	$79,485	$183,269

NET INVESTMENT INCOME (LOSS)	$812,585	$318,119	$587,882

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$8,849	$37,948	$(25,426)
Net change in unrealized appreciation (depreciation) of investments	(1,982,574)	(930,453)	(1,498,792)
Net realized and unrealized gain (loss) on investments	$(1,973,725)	$(892,505)	$(1,524,218)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,161,140)	$(574,386)	$(936,336)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended January 31, 2011 (unaudited)

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INVESTMENT INCOME
Interest	$830,248	$352,836	$84,466
Dividends	1,034	228	101
Total investment income	$831,282	$353,064	$84,567

EXPENSES
Investment advisory fees	$89,881	$41,312	$9,798
Distribution (12b-1) fees	44,941	20,656	4,899
Transfer agent fees	35,952	16,525	3,919
Accounting service fees	20,988	16,131	12,980
Administrative service fees	22,470	10,328	2,450
Professional fees	6,208	3,115	1,115
Reports to shareholders	774	757	298
License, fees, and registrations	908	1,077	732
Audit fees	5,771	2,660	625
Trustees' fees	2,552	1,178	276
Transfer agent out-of-pockets	359	572	111
Custodian fees	3,258	1,875	905
Legal fees	4,981	2,299	531
Insurance expense	1,249	557	136
Total expenses	$240,292	$119,042	$38,775
Less expenses waived or reimbursed	(47,947)	(30,634)	(17,806)
Total net expenses	$192,345	$88,408	$20,969

NET INVESTMENT INCOME (LOSS)	$638,937	$264,656	$63,598

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(63,354)	$45,353	$9,779
Net change in unrealized appreciation (depreciation) of investments	(1,499,284)	(893,291)	(145,228)
Net realized and unrealized gain (loss) on investments	$(1,562,638)	$(847,938)	$(135,449)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(923,701)	$(583,282)	$(71,851)

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2011 (unaudited)

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$812,585	$318,119	$587,882
Net realized gain (loss) from investment transactions	8,849	37,948	(25,426)
Net change in unrealized appreciation (depreciation) on investments	(1,982,574)	(930,453)	(1,498,792)
Net increase (decrease) in net assets resulting from operations	$(1,161,140)	$(574,386)	$(936,336)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(812,237)	$(317,954)	$(587,404)
Net realized gain on investments	0	0	0
Total distributions	$(812,237)	$(317,954)	$(587,404)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$1,104,035	$3,874,982	$2,889,281
Proceeds from reinvested dividends	520,867	244,824	401,071
Cost of shares redeemed	(2,663,899)	(4,070,495)	(1,703,725)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,038,997)	$49,311	$1,586,627

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(3,012,374)	$(843,029)	$62,887
NET ASSETS, BEGINNING OF PERIOD	$47,464,662	$20,168,858	$33,815,837
NET ASSETS, END OF PERIOD	$44,452,288	$19,325,829	$33,878,724

Accumulated undistributed net investment income	$2,773	$871	$6,505

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended January 31, 2011 (unaudited)

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$638,937	$264,656	$63,598
Net realized gain (loss) from investment transactions	(63,354)	45,353	9,779
Net change in unrealized appreciation (depreciation) on investments	(1,499,284)	(893,291)	(145,228)
Net increase (decrease) in net assets resulting from operations	$(923,701)	$(583,282)	$(71,851)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(638,744)	$(263,325)	$(62,848)
Net realized gain on investments	0	0	0
Total distributions	$(638,744)	$(263,325)	$(62,848)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$3,250,016	$1,003,873	$355,557
Proceeds from reinvested dividends	322,550	161,934	32,602
Cost of shares redeemed	(4,869,445)	(1,192,429)	(140,339)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,296,879)	$(26,622)	$247,820

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(2,859,324)	$(873,229)	$113,121
NET ASSETS, BEGINNING OF PERIOD	$35,505,647	$16,466,741	$3,858,465
NET ASSETS, END OF PERIOD	$32,646,323	$15,593,512	$3,971,586

Accumulated undistributed net investment income	$2,327	$18,315	$3,141

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

	Kansas Municipal Fund	Kansas Insured Intermediate Fund	Nebraska Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,700,100	$615,137	$1,064,509
Net realized gain (loss) from investment transactions	110,059	3,888	67,314
Net change in unrealized appreciation (depreciation) on investments	998,940	320,294	577,824
Net increase (decrease) in net assets resulting from operations	$2,809,099	$939,319	$1,709,647

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,699,205)	$(614,747)	$(1,062,328)
Net realized gain on investments	0	0	0
Total distributions	$(1,699,205)	$(614,747)	$(1,062,328)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$2,179,635	$5,754,448	$6,085,612
Proceeds from reinvested dividends	1,196,495	512,539	800,241
Cost of shares redeemed	(4,386,168)	(2,602,240)	(2,630,457)
Net increase (decrease) in net assets resulting from capital share transactions	$(1,010,038)	$3,664,747	$4,255,396

TOTAL INCREASE (DECREASE) IN NET ASSETS	$99,856	$3,989,319	$4,902,715
NET ASSETS, BEGINNING OF PERIOD	$47,364,806	$16,179,539	$28,913,122
NET ASSETS, END OF PERIOD	$47,464,662	$20,168,858	$33,815,837

Accumulated undistributed net investment income	$2,425	$706	$6,028

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended July 30, 2010

	Oklahoma Municipal Fund	Maine Municipal Fund	New Hampshire Municipal Fund
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,220,721	$520,847	$121,378
Net realized gain (loss) from investment transactions	21,935	92,757	16,499
Net change in unrealized appreciation (depreciation) on investments	1,243,220	240,960	67,026
Net increase (decrease) in net assets resulting from operations	$2,485,876	$854,564	$204,903

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,220,212)	$(517,419)	$(119,828)
Net realized gain on investments	0	0	0
Total distributions	$(1,220,212)	$(517,419)	$(119,828)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$7,052,634	$1,952,969	$396,099
Proceeds from reinvested dividends	746,580	345,699	62,935
Cost of shares redeemed	(5,578,407)	(1,581,923)	(501,887)
Net increase (decrease) in net assets resulting from capital share transactions	$2,220,807	$716,745	$(42,853)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$3,486,471	$1,053,890	$42,222
NET ASSETS, BEGINNING OF PERIOD	$32,019,176	$15,412,851	$3,816,243
NET ASSETS, END OF PERIOD	$35,505,647	$16,466,741	$3,858,465

Accumulated undistributed net investment income	$2,134	$16,983	$2,390

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Integrity Managed Portfolios (the "Trust") was organized as a Massachusetts business trust on August 10, 1990 and commenced operations on November 15, 1990. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of six series (the "Funds").

The Kansas Municipal Fund ("KS Muni Fund"), Kansas Insured Intermediate Fund ("KS Insured Fund"), Nebraska Municipal Fund ("NE Muni Fund"), Oklahoma Municipal Fund ("OK Muni Fund"), Maine Municipal Fund ("ME Muni Fund"), and New Hampshire Municipal Fund ("NH Muni Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal income tax and each Fund's respective state income tax (interest and dividend tax with respect to New Hampshire) and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; indications as to value from municipal bond market activity; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments as of January 31, 2011.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The values of the securities purchased on a when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more (excluding KS Insured Fund), a 1.00% contingent deferred sales charge ("CDSC") may be assessed on shares redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended July 30, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2006.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized over the lives of the respective securities.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount and capital loss carryforwards.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of January 31, 2011:

		Level 1	Level 2	Level 3	Total
KS Muni Fund	Short-Term Securities	$261,601	$0	$0	$261,601
	Municipal Bonds	0	43,660,552	0	43,660,552
	Total	$261,601	$43,660,552	$0	$43,922,153

KS Insured Fund	Short-Term Securities	$746,288	$0	$0	$746,288
	Municipal Bonds	0	18,566,773	0	18,566,773
	Total	$746,288	$18,566,773	$0	$19,313,061

NE Muni Fund	Short-Term Securities	$1,202,052	$0	$0	$1,202,052
	Municipal Bonds	0	32,317,365	0	32,317,365
	Total	$1,202,052	$32,317,365	$0	$33,519,417

OK Muni Fund	Short-Term Securities	$1,014,027	$0	$0	$1,014,027
	Municipal Bonds	0	31,501,387	0	31,501,387
	Total	$1,014,027	$31,501,387	$0	$32,515,414

ME Muni Fund	Short-Term Securities	$410,588	$0	$0	$410,588
	Municipal Bonds	0	15,151,271	0	15,151,271
	Total	$410,588	$15,151,271	$0	$15,561,859

NH Muni Fund	Short-Term Securities	$200,782	$0	$0	$200,782
	Municipal Bonds	0	3,811,990	0	3,811,990
	Total	$200,782	$3,811,990	$0	$4,012,772

See Schedule of Investments to view by type of obligation. The Funds did not hold any Level 3 assets during the fiscal year ended January 31, 2011. There were no transfers into or out of Level 1 or Level 2 during the year ended January 31, 2011. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended January 31, 2011, were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Purchases	$3,471,818	$4,143,963	$5,135,487	$4,146,336	$1,151,543	$391,125
Sales	$3,586,020	$3,568,715	$3,439,428	$5,192,789	$812,788	$181,139

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

Six Months Ended 1/31/11:	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Shares sold	103,428	342,558	287,110	291,826	92,969	33,951
Shares issued on reinvestment of dividends	49,239	21,904	39,659	29,053	15,102	3,066
Shares redeemed	(253,735)	(369,577)	(170,360)	(449,952)	(112,741)	(13,525)
Net increase (decrease)	(101,068)	(5,115)	156,409	(129,073)	(4,670)	23,492
Shares outstanding	4,336,485	1,781,220	3,464,679	3,042,848	1,512,604	383,112

Year Ended 7/31/10:	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Shares sold	204,761	515,113	599,878	640,454	181,276	37,412
Shares issued on reinvestment of dividends	112,613	45,879	78,905	67,697	32,144	5,922
Shares redeemed	(412,335)	(233,306)	(258,912)	(507,437)	(146,822)	(47,304)
Net increase (decrease)	(94,961)	327,686	419,871	200,714	66,598	(3,970)
Shares outstanding	4,437,553	1,786,335	3,308,270	3,171,921	1,517,274	359,620

NOTE 6: Income Tax Information

At January 31, 2011, the unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Investments at cost	$44,452,010	$19,481,049	$34,271,335	$33,550,795	$15,861,371	$4,007,916
Unrealized appreciation	$573,846	$229,749	$272,402	$232,450	$205,843	$45,666
Unrealized depreciation	(1,103,703)	(397,738)	(1,024,320)	(1,267,831)	(505,355)	(40,810)
Net*	($529,857)	($167,988)	($751,918)	($1,035,380)	($299,512)	$4,856

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount, capital loss deferral, wash sales, and futures transactions.

As of January 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Accumulated capital and other losses	($6,670,737)	($1,022,353)	($2,441,858)	($2,430,944)	($325,121)	($121,388)
Unrealized appreciation/ (depreciation)*	(529,857)	(167,988)	(751,918)	(1,035,380)	(299,512)	4,856
Total accumulated earnings/(deficit)	($7,200,594)	($1,190,341)	($3,193,776)	($3,466,324)	($624,633)	($116,532)

*Differences between financial reporting-basis and tax-basis are due to differing treatment of market discount, capital loss deferral, wash sales, and futures transactions.

Tax-exempt income distributions paid or accrued were as follows:

	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
Six Months Ended 1/31/11	$812,237	$317,954	$587,404	$638,744	$263,325	$62,848
Year Ended 7/30/10	$1,699,205	$614,747	$1,062,328	$1,220,212	$517,419	$119,828

Capital loss carryforwards may be used to offset future capital gains. The capital loss carryforwards amounts will expire in each of the years ended July 31 as shown in the following table.

Year	KS Muni Fund	KS Insured Fund	NE Muni Fund	OK Muni Fund	ME Muni Fund	NH Muni Fund
2011	1,970,032	209,757	713,949	412,304	-	-
2012	1,399,598	303,542	579,276	547,833	-	-
2013	2,680,173	544,062	1,123,208	1,147,143	370,474	130,639
2014	388,935	-	-	-	-	-
2015	240,848	-	-	-	-	-
2016	-	-	-	-	-	528
2018	-	-	-	260,309	-	-
Total	$6,679,586	$1,057,361	$2,416,433	$2,367,589	$370,474	$131,167

	For the year ended July 30, 2010, permanent reclassifications to reflect tax character were made as follows*:	For the year ended July 30, 2010, post-October losses deferred to August 1, 2010 were as follows:
KS Muni Fund	$1,334,018	$-
KS Insured Fund	$177,136	$2,940
NE Muni Fund	$493,354	$-
OK Muni Fund	$138,150	$-

*Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management, the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and IFS, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of the each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM agreed to pay all the expenses of the Funds (excluding extraordinary or non-recurring expenses and acquired fund fees and expenses, if any) that exceed 1.15% (0.75% for KS Insured Fund) of the Funds' average daily net assets on an annual basis up to the amount of the investment advisory and management fee. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary fee waivers and reimbursements, the Funds' actual total expenses were 1.07% (0.75% for KS Insured Fund) of average daily net assets for the six months ended January 31, 2011. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before voluntarily or contractually waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 1/31/11 Advisory Fees	Payable 1/31/11 Advisory Fees
KS Muni Fund	$116,999	$18,564
KS Insured Fund	$52,990	$8,399
NE Muni Fund	$85,640	$14,009
OK Muni Fund	$89,881	$13,793
ME Muni Fund	$41,312	$6,433
NH Muni Fund	$9,798	$1,638

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sale proceeds and CDSC from applicable redemptions. Also, the Funds (excluding KS Insured Fund) have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse their principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds (excluding KS Insured Fund) currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 1/31/11			Payable 1/31/11
	Sales Charges	CDSC	Distribution Fees	Sales Charges	CDSC	Distribution Fees
KS Muni Fund	$34,712	$0	$58,500	$16	$0	$9,282
KS Insured Fund	$65,633	$0	$0	$1,662	$0	$0
NE Muni Fund	$80,973	$0	$42,820	$4,902	$0	$7,005
OK Muni Fund	$41,324	$0	$44,941	$3,253	$0	$6,896
ME Muni Fund	$31,754	$0	$20,656	$8	$0	$3,216
NH Muni Fund	$6,851	$0	$4,899	$0	$0	$819

IFS acts as the Funds' transfer agent for a variable fee equal to 0.20% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a variable fee equal to 0.125% of the Funds' average daily net assets on an annual basis for the Funds' first $50 million and at a lower rate on the average daily net assets in excess of $50 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Funds are also Officers and Governors of IFS.

	Six Months Ended 1/31/11			Payable 1/31/11
	Transfer Agency Fees*	Accounting Service Fees*	Admin. Service Fees*	Transfer Agency Fees*	Accounting Service Fees*	Admin. Service Fees*
KS Muni Fund	$17,996	$9,110	$11,247	$2,747	$1,426	$1,717
KS Insured Fund	$3,807	$3,104	$3,104	$540	$456	$338
NE Muni Fund	$12,254	$7,354	$7,354	$1,881	$1,142	$1,176
OK Muni Fund	$14,247	$8,312	$8,312	$2,065	$1,265	$1,291
ME Muni Fund	$4,751	$4,630	$4,630	$675	$693	$422
NH Muni Fund	$312	$1,035	$1,035	$50	$166	$32
* After waivers and reimbursements.

NOTE 8: Principal Risks

Each of the Funds invests primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state.

Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of a Fund's portfolio, the greater its interest rate risk.

KANSAS MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.70	$10.45	$10.44	$10.54	$10.62	$10.57

Income (loss) from investment operations:
Net investment income (loss)	$0.18	$0.38	$0.40	$0.40	$0.40	$0.41
Net realized and unrealized gain (loss) on investments	(0.45)	0.25	0.01	(0.10)	(0.08)	0.05
Total from investment operations	$(0.27)	$0.63	$0.41	$0.30	$0.32	$0.46

Distributions from net investment income	$(0.18)	$(0.38)	$(0.40)	$(0.40)	$(0.40)	$(0.41)

NET ASSET VALUE, END OF PERIOD	$10.25	$10.70	$10.45	$10.44	$10.54	$10.62

Total Return[1]	-5.05%^	6.12%	4.06%	2.90%	3.06%	4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$44,452	$47,465	$47,365	$48,587	$52,996	$59,093
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]^	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.33%^	1.33%	1.35%	1.36%	1.26%	1.15%
Ratio of net investment income to average net assets[2]*	3.47%[3]^	3.58%[3]	3.88%	3.81%	3.77%	3.82%
Portfolio turnover rate	7.63%	15.34%	16.73%	6.52%	4.77%	12.31%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

KANSAS INSURED INTERMEDIATE FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$11.29	$11.09	$10.94	$10.87	$10.95	$10.94

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.37	$0.41	$0.42	$0.44	$0.43
Net realized and unrealized gain (loss) on investments	(0.44)	0.20	0.15	0.07	(0.08)	0.01
Total from investment operations	$(0.27)	$0.57	$0.56	$0.49	$0.36	$0.44

Distributions from net investment income	$(0.17)	$(0.37)	$(0.41)	$(0.42)	$(0.44)	$(0.43)

NET ASSET VALUE, END OF PERIOD	$10.85	$11.29	$11.09	$10.94	$10.87	$10.95

Total Return[1]	-4.88%^	5.26%	5.22%	4.62%	3.34%	4.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$19,326	$20,169	$16,180	$12,360	$10,686	$12,419
Ratio of expenses to average net assets after waivers[2]*	0.75%^	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets before waivers*	1.15%^	1.20%	1.35%	1.48%	1.40%	1.23%
Ratio of net investment income to average net assets[2]*	3.00%^	3.33%	3.70%	3.86%	4.02%	3.89%
Portfolio turnover rate	17.61%	22.46%	14.00%	21.80%	9.18%	4.15%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEBRASKA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.22	$10.01	$10.03	$10.13	$10.20	$10.11

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.35	$0.38	$0.38	$0.39	$0.40
Net realized and unrealized gain (loss) on investments	(0.44)	0.21	(0.02)	(0.10)	(0.07)	0.09
Total from investment operations	$(0.27)	$0.56	$0.36	$0.28	$0.32	$0.49

Distributions from net investment income	$(0.17)	$(0.35)	$(0.38)	$(0.38)	$(0.39)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$9.78	$10.22	$10.01	$10.03	$10.13	$10.20

Total Return[1]	-5.30%^	5.64%	3.71%	2.79%	3.16%	4.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$33,879	$33,816	$28,913	$27,229	$28,381	$30,742
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]^	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.36%^	1.37%	1.41%	1.43%	1.34%	1.24%
Ratio of net investment income to average net assets[2]*	3.43%[3]^	3.41%[3]	3.84%	3.74%	3.81%	3.89%
Portfolio turnover rate	10.34%	18.92%	6.71%	10.42%	17.42%	14.63%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

OKLAHOMA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$11.19	$10.78	$10.75	$11.03	$11.08	$11.00

Income (loss) from investment operations:
Net investment income (loss)	$0.20	$0.40	$0.41	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	(0.46)	0.41	0.03	(0.28)	(0.05)	0.08
Total from investment operations	$(0.26)	$0.81	$0.44	$0.11	$0.34	$0.47

Distributions from net investment income	$(0.20)	$(0.40)	$(0.41)	$(0.39)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.73	$11.19	$10.78	$10.75	$11.03	$11.08

Total Return[1]	-4.78%^	7.61%	4.28%	1.01%	3.10%	4.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$32,646	$35,506	$32,019	$42,026	$47,847	$43,563
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]^	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.34%^	1.35%	1.36%	1.35%	1.28%	1.19%
Ratio of net investment income to average net assets[2]*	3.55%[3]^	3.61%[3]	3.91%	3.55%	3.50%	3.55%
Portfolio turnover rate	12.17%	9.36%	3.48%	10.37%	11.97%	4.65%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

MAINE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$10.62	$10.44	$10.45	$10.52	$10.45

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.35	$0.35	$0.36	$0.37	$0.35
Net realized and unrealized gain (loss) on investments	(0.54)	0.23	0.18	(0.01)	(0.07)	0.07
Total from investment operations	$(0.37)	$0.58	$0.53	$0.35	$0.30	$0.42

Distributions from net investment income	$(0.17)	$(0.35)	$(0.35)	$(0.36)	$(0.37)	$(0.35)

NET ASSET VALUE, END OF PERIOD	$10.31	$10.85	$10.62	$10.44	$10.45	$10.52

Total Return[1]	-6.90%^	5.49%	5.22%	3.43%	2.89%	4.12%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$15,594	$16,467	$15,413	$15,880	$16,707	$18,728
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]^	1.07%[3]	1.07%	1.07%	1.07%	1.02%
Ratio of expenses to average net assets before waivers*	1.44%^	1.46%	1.57%	1.56%	1.44%	1.30%
Ratio of net investment income to average net assets[2]*	3.19%[3]^	3.21%[3]	3.38%	3.46%	3.52%	3.35%
Portfolio turnover rate	5.08%	38.11%	15.39%	4.44%	8.50%	1.60%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

NEW HAMPSHIRE MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 1/31/11#	Year Ended 7/30/10	Year Ended 7/31/09	Year Ended 7/31/08	Year Ended 7/31/07	Year Ended 7/31/06
NET ASSET VALUE, BEGINNING OF PERIOD	$10.73	$10.50	$10.32	$10.24	$10.25	$10.20

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.33	$0.29	$0.30	$0.32	$0.33
Net realized and unrealized gain (loss) on investments	(0.36)	0.23	0.18	0.08	(0.01)	0.05
Total from investment operations	$(0.19)	$0.56	$0.47	$0.38	$0.31	$0.38

Distributions from net investment income	$(0.17)	$(0.33)	$(0.29)	$(0.30)	$(0.32)	$(0.33)

NET ASSET VALUE, END OF PERIOD	$10.37	$10.73	$10.50	$10.32	$10.24	$10.25

Total Return[1]	-3.58%^	5.38%	4.64%	3.72%	3.02%	3.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$3,972	$3,858	$3,816	$3,681	$4,188	$5,317
Ratio of expenses to average net assets after waivers[2]*	1.07%[3]^	1.07%[3]	1.07%	1.07%	1.07%	1.03%
Ratio of expenses to average net assets before waivers*	1.98%^	2.47%	3.19%	3.20%	2.72%	2.22%
Ratio of net investment income to average net assets[2]*	3.21%[3]^	3.07%[3]	2.81%	2.87%	3.09%	3.19%
Portfolio turnover rate	4.83%	21.12%	15.93%	12.56%	11.83%	8.10%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers and reimbursements by the Adviser and/or affiliated service providers.

[3]	The Adviser and/or affiliated service providers voluntarily waived a portion of their fees equal to 0.08% of average net assets.

*	Average net assets was calculated using a 360-day period.

^	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses—The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes—The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/30/2010	Ending Account Value 1/31/2011	Expenses Paid During Period*	Annualized Expense Ratio

Kansas Municipal Fund
Actual	$1,000.00	$974.73	$5.28	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.40	1.07%

Kansas Insured Intermediate Fund
Actual	$1,000.00	$975.62	$3.70	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.79	0.75%

Nebraska Municipal Fund
Actual	$1,000.00	$973.51	$5.28	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.40	1.07%

Oklahoma Municipal Fund
Actual	$1,000.00	$976.12	$5.29	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.40	1.07%

Maine Municipal Fund
Actual	$1,000.00	$965.52	$5.26	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.40	1.07%

New Hampshire Municipal Fund
Actual	$1,000.00	$982.09	$5.30	1.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.06	$5.40	1.07%

*Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in one-half year period, and dividend by the total number of days in the fiscal year (to reflect the one-half year period).

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT (unaudited)

Viking Fund Management, LLC ("Viking" or "Adviser"), the Fund's investment adviser; Integrity Funds Distributor, LLC ("IFD"), the Fund's underwriter; and Integrity Fund Services, LLC ("IFS"), the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor"), the Fund's sponsor.

The approval and the continuation of a fund's investment advisory agreement must be specifically approved at least annually (1) by a vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or "Interested Persons" of any party ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the Fund's adviser. The Independent Trustees also received advice from their independent counsel on the issues to focus on during contract renewals. At a meeting held on October 29, 2010, the Board of Trustees, including a majority of the Independent Trustees of the Fund, renewed the Management and Investment Advisory Agreement ("Advisory Agreement") between the Funds and Viking.

The Trustees, including a majority of Trustees who are neither party to the Advisory Agreement nor "interested persons" of any such party (as such term is defined for regulatory purposes), unanimously renewed the Advisory Agreement. In determining whether it was appropriate to renew the Advisory Agreement, the Trustees requested information, provided by the Investment Adviser that it believed to be reasonably necessary to reach its conclusion. In connection with the renewal of the Advisory Agreement, the Board reviewed factors set out in judicial decisions and Securities Exchange Commission directives relating to the renewal of advisory contracts, which include but are not limited to, the following:

(a)	the nature and quality of services to be provided by the adviser to the fund;

(b)	the various personnel furnishing such services and their duties and qualifications;

(c)	the relevant fund's investment performance as compared to standardized industry performance data;

(d)	the adviser's costs and profitability of furnishing the investment management services to the fund;

(e)	the extent to which the adviser realizes economies of scale as the fund grows larger and the sharing thereof with the fund;

(f)	an analysis of the rates charged by other investment advisers of similar funds;

(g)	the expense ratios of the applicable fund as compared to data for comparable funds; and

(h)

information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds.

In evaluating the Adviser's services and its fees, the Trustees reviewed information concerning the performance of each Fund, the recent financial statements of the Adviser and its parent, and the proposed advisory fee and other fund expenses compared to the level of advisory fees and expenses paid by other similar funds. In reviewing the Advisory Agreement with the foregoing Funds, the Trustees considered, among other things, the fees, the Fund's past performance, the nature and quality of the services provided, the profitability of the Adviser and its parent (estimated costs and estimated profits from furnishing the proposed services to each Fund), and the expense waivers by the Adviser. The Trustees also considered any ancillary benefits to the Adviser and its affiliates for services provided to each Fund. In this regard, the Trustees noted that there were no soft dollar arrangements involving the Adviser and the only benefits to affiliates were the fees earned for services provided. The Trustees did not identify any single factor discussed above as all-important or controlling. The Trustees also considered the Adviser's commitment to voluntarily limit Fund expenses and the skills and capabilities of the Adviser.

The following paragraphs summarize the material information and factors considered by the Board, including the Independent Trustees, as well as their conclusions relative to such factors in considering the renewal of the Advisory Agreement:

Nature, Extent and Quality of Services: The Investment Adviser currently provides services to fourteen funds with investment strategies ranging from non-diversified sector funds to broad-based equity funds. The experience and expertise of the Investment Adviser is attributable to the long-term focus on managing investment companies and has the potential to enhance the Fund's future performance. They have a strong culture of compliance and provide quality services. The overall nature and quality of the services provided by the Investment Adviser had historically been, and continues to be, adequate and appropriate.

Various personnel furnishing such services and their duties and qualifications: The Portfolio Manager of the Fund has numerous years of experience in the advisory and money management area adding significant expertise to the Adviser of the Fund. A detailed biography of the portfolio manager was presented to the Trustees. This information is disclosed in the prospectus and/or SAI of the Fund.

Investment Performance: Upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory. In addition, each of the Funds has been meeting its investment objective. As of June 30, 2010, the Fund performance for: (1) Kansas Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the returns for the 1, 3 and 10 year periods were below its median classification, but were above for its 5 year period; (2) Kansas Insured Intermediate Fund returns for the 1, 3, 5, and 10-year periods were below its index, and the returns for the 3 and 5 year periods were above its median classification but below for its 1 and 10 year period; (3) Nebraska Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the 5 year period was above its median classification but below for its 1, 3, and 10 year period; (4) Oklahoma Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and for the 1 and 5-year periods were above its median classification but below for its 3 and 10 year period; (5) New Hampshire Municipal Fund returns for the 1, 3, 5 and 10-year periods were below its index, and the 1 and 5 year periods were above its median classification but below for its 3 and 10 year period. (6) Maine Municipal Fund returns for the 1, 3, 5, and 10 year periods were below its index, and the 3 and 5 year periods were above its median classification but below for its 1 and 10 year period.

Profitability: In connection with its review of fees, the Board also considered the profitability of Viking for its advisory activities. In this regard, the Board reviewed information regarding the finances of Corridor and Viking. Based on the information provided, the Board concluded that the level of profitability was reasonable in light of the services provided.

Economies of Scale: The Board briefly discussed the benefits for the Funds as the Adviser could realize economies of scale as each of the Funds grow larger, but the size of the Funds has not reached an asset level to benefit from economies of scale. The advisory fees are structured appropriately based on the size of the Fund. The advisor has indicated that a new advisory fee structure may be looked at if a Fund reaches an asset level where it could benefit from economies of scale. The Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Funds are relatively small and are its only advisory clients.

Analysis of the rates charged by other investment advisers of similar funds: A comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size. The adviser is voluntarily waiving advisory fees to a certain degree due to the small size of the Funds.

Expense ratios of the applicable fund as compared to data for comparable funds: Each of the Fund's (except for Kansas Insured Intermediate Fund) net expense ratio of 1.07% was comparable to the average expense ratio of other funds of similar objective and size but slightly higher than the median of other funds of similar objective and size. The Kansas Insured Intermediate Fund net expense ratio of 0.75% was lower than the average and median expense ratio of other funds of similar objective and size.

Information with respect to all benefits to the adviser associated with the fund, including an analysis of so-called "fallout" benefits or indirect profits to the adviser from its relationship to the funds: The Board noted that the Adviser does not realize material direct benefits from its relationship with the Fund. The Adviser does not participate in any soft dollar arrangements from securities trading in the Fund.

In voting unanimously to renew the Advisory Agreement, the Trustees did not identify any single factor as being of paramount importance. The Trustees noted that their discussion in this regard was premised on numerous factors including the nature, quality and resources of Viking, the strategic plan involving the Funds, and the potential for increased distribution and growth of the Funds. They determined that, after considering all relevant factors, the renewal of the Advisory Agreement would be in the best interest of each of the Funds and its shareholders.

Potential Conflicts of Interest—Investment Adviser

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds are presented with the following potential conflicts:

The management of multiple funds may result in a portfolio manager devoting unequal time and attention to the management of each fund. The management of multiple funds and accounts also may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

•

Robert E. Walstad and Shannon D. Radke are Governors of Corridor, and Mr. Radke is the President and Chief Executive Officer of Corridor. Mr. Walstad and Mr. Radke own membership interests of approximately 10% and 7%, respectively, in Corridor. They received their membership interests, without a cash investment, in exchange for their contributions to Corridor (including experience in the mutual fund industry and their personal guaranties of bank financing) and, in addition, with respect to Mr. Radke, in exchange for his interest in Viking. Mr. Radke also purchased a portion of his memberships interests in Corridor. Certain other current employees of Corridor own, in the aggregate, approximately 23% of the total membership interests in Corridor, with each employee individually owning an interest of approximately 1%. They received their membership interests in exchange for their experience and role in the operations of Corridor, and without a cash investment.

•

With respect to securities transactions for the Funds, the Investment Adviser determines which broker to use to execute each order, consistent with the duty to seek best execution of the transaction. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the Funds. Securities selected for funds or accounts other than the Funds may outperform the securities selected for the Funds.

•

The appearance of a conflict of interest may arise where the Investment Adviser has an incentive, such as a performance-based management fee, which relates to the management of one fund but not all funds with respect to which a portfolio manager has day-to-day management responsibilities. The management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds' code of ethics will adequately address such conflicts. One of the portfolio manager's numerous responsibilities is to assist in the sale of Fund shares. The compensation of Monte Avery (the "Portfolio Manager" of the Funds), is based on salary paid every other week. He is not compensated for client retention. In addition, Corridor sponsors a 401(K) plan for all its employees. This plan is funded by employee elective deferrals and a 2% match by Corridor of the employees gross pay as long as the employee has elected to put in at least 2%.

•

Although the Portfolio Manager generally does not trade securities in his own personal account, each of the Funds has adopted a code of ethics that, among other things, permits personal trading by employees under conditions where it has been determined that such trades would not adversely impact client accounts. Nevertheless, the management of personal accounts may give rise to potential conflicts of interest, and there is no assurance that these codes of ethics will adequately address such conflicts.

The Investment Adviser and the Funds have adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

PRIVACY POLICY

Rev. 12/2010

FACTS	WHAT DOES INTEGRITY VIKING FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	•	Social Security number, name, address
	•	Account balance, transaction history, account transactions
	•	Investment experience, wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Integrity Viking Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Integrity Viking Funds share?	Can you limit this sharing?

For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes- to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don't share

For our affiliates' everyday business purposes- information about your transactions and experiences	Yes	No

For our affiliates' everyday business purposes- information about your creditworthiness	No	We don't share

For non-affiliates to market to you	No	We don't share

Questions?	Call 1-800-601-5593 or go to www.integrityvikingfunds.com

PRIVACY POLICY (Continued)

Who we are

Who is providing this notice?	Integrity Viking Funds (a family of investment companies)

What we do

How does Integrity Viking Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We

	•	train employees on privacy, information security and protection of client information.
	•	limit access to nonpublic personal information to those employees requiring such information in
	•	performing their job functions.

How does Integrity Viking Funds collect my personal information?	We collect your personal information, for example, when you:
	•	open an account or seek financial or tax advice
	•	provide account information or give us your contact information
	•	make a wire transfer

We also collect your personal information from other companies.

Why can't I limit all sharing?	Federal law gives you the right to limit only:
	•	sharing for affiliates' everyday business purposes-information about your creditworthiness
	•	affiliates from using your information to market to you
	•	sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies
	•	The Integrity Funds
	•	Viking Mutual Funds
	•	Integrity Managed Portfolios
	•	Integrity Fund of Funds, Inc.
	•	Corridor Investors, LLC
	•	Viking Fund Management, LLC
	•	Integrity Funds Distributor, LLC
	•	Integrity Fund Services, LLC

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

Integrity Viking Funds does not share with non-affiliates so they can market to you.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you.

Integrity Viking Funds doesn't jointly market.

Integrity Viking Funds includes:
•	The Integrity Funds
•	Viking Mutual Funds
•	Integrity Managed Portfolios
•	Integrity Fund of Funds, Inc.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in each Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

[Logo]

Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Growth & Income Fund
Viking Small-Cap Value Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

March 31, 2011

By: /s/ Adam Forthun
Adam Forthun
Treasurer

March 31, 2011